FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2016
FAIR VALUE MEASUREMENTS
Schedule of outstanding foreign currency forward contracts
	As of March 31,
	2015	2016
Balance at beginning of year	$6,377	$—
Loss from forward contracts	(8)	—
Settled	(6,369)	—

Balance at end of year	$—	$—

Schedule of assets that are measured at fair value on a recurring basis

	As of March 31, 2015				As of March 31, 2016
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Long-term investments
Available-for-sale investments	—	—	—	—	1,897	—	5,186	7,083
Long-term loans	—	—	—	—	—	—	217,122	217,122
Long-term bank borrowings	—	—	—	—	—	—	12,345	12,345
Contingent consideration	—	—	—	—	—	—	2,846	2,846

Total	$—	$—	$—	$—	$1,897	$—	$237,499	$239,396